Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Mar. 31, 2026
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Fixtures, furniture and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Leasehold improvements	Leasehold improvements [Member]